FAIR VALUE ACCOUNTING - Additional Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying value and Fair value
Goodwill balance	$ 1,971,000,000	$ 2,771,000,000	$ 2,771,000,000
Porcupine
Carrying value and Fair value
Goodwill balance	0	341,000,000	341,000,000
Cerro Negro
Carrying value and Fair value
Goodwill balance	$ 0	$ 459,000,000	$ 459,000,000